SEPARATION OF BAXALTA INCORPORATED (Tables)	12 Months Ended
Dec. 31, 2017
Discontinued Operations And Disposal Groups [Abstract]
Summary of Discontinued Operations

The following table is a summary of the operating results of Baxalta, which have been reflected as discontinued operations for the years ended December 31, 2017, 2016 and 2015.

Years ended December 31 (in millions)	2017	2016	2015
Major classes of line items constituting income from discontinued operations before income taxes
Net sales	$7	$148	$2,895
Cost of sales	(5)	(139)	(1,207)
Marketing and administrative expenses	(1)	(20)	(542)
Research and development expenses	—	—	(387)
Other (income) and expense items that are not major	—	1	(7)
Total (loss) income from discontinued operations before income taxes	1	(10)	752
Gain on disposal of discontinued operations	2	19	—
Income tax expense	—	10	177
Total (loss) income from discontinued operations	$3	$(1)	$575